Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	2 Months Ended	12 Months Ended
	Feb. 15, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 878
Share options | Share awards | UK PRA Staff, Risk takers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Share options | Share awards | UK PRA Staff, Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		7 years
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Members of the Executive Board, managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group's risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions. Performance share awards granted until 2015 were subject to a negative adjustment in the event of a negative strategic ROE of the Group, which was calculated based on Core Results, adjusted for the goodwill impairment charge related to the re-organization of the former Investment Banking division. However, following the change in our financial reporting structure in 2015, the strategic ROE is no longer calculated, and consequently, any negative adjustment to performance share awards is subject to the discretion of the Compensation Committee. For 2016, the calculation was based on adjusted results, which the Compensation Committee considered as the most accurate reflection of the operating performance of the businesses. There was no negative adjustment applied to performance share awards granted in 2015 and 2014 given that the 2016 divisional adjusted results and adjusted ROE of the Group were both positive. Performance share awards granted from 2016 are subject to a negative adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2016, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Strategic Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee's determination for the year in which the performance shares are granted.
Method of Measuring Cost of Award		Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.
Total estimated unrecognized compensation expense		SFr 119
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 19.11	SFr 21.01	SFr 26.89	SFr 25.51
Weighted-average grant-date fair value - Granted (in CHF per share)		18.62	16.11	28.13
Weighted-average grant-date fair value - Settled (in CHF per share)		22.67	26.24	25.27
Weighted-average grant-date fair value - Forfeited (in CHF per share)		19.64	21.75	26.28
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 19.11	SFr 21.01	SFr 26.89
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	48.4	55.9	48.2	41.4
Granted (in shares)		21.4	32.5	24.3
Settled (in shares)		(26.5)	(23.4)	(16.0)
Forfeited (in shares)		(2.4)	(1.4)	(1.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		48.4	55.9	48.2
of which vested (in shares)		6.8	3.3	3.3
of which unvested (in shares)		41.6	52.6	44.9
Performance shares | Performance share awards | Grant Date, February 2017 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 451
Method of Measuring Cost of Award		The number of performance share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the ten business days ended February 28, 2017. The fair value of each performance share award was CHF 15.42, the Group share price on the grant date. While performance share awards granted between January 1, 2014 and December 31, 2015 did not include the right to receive dividend equivalents, performance share awards granted after January 1, 2016 include the right to receive dividend equivalents, upon vesting.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 15.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	29.7
Performance shares | Performance share awards | Grant Date, February 2017 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 446
Performance shares | Performance share awards | Grant Date, January 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 429
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 18.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		21.3
Performance shares | Performance share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 529
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 16.94
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			30.7
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Share awards granted in February 2017 are similar to those granted in January 2016. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
Vesting period		3 years
Method of Measuring Cost of Award		Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Total estimated unrecognized compensation expense		SFr 445
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 18.77	SFr 21.58	SFr 28.64	SFr 30.09
Weighted-average grant-date fair value - Granted (in CHF per share)		17.47	16.67	27.60
Weighted-average grant-date fair value - Settled (in CHF per share)		22.64	29.00	30.43
Weighted-average grant-date fair value - Forfeited (in CHF per share)		21.87	24.29	32.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 18.77	SFr 21.58	SFr 28.64
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	73.2	80.3	77.1	72.9
Granted (in shares)		39.7	47.5	37.6
Settled (in shares)		(37.7)	(40.3)	(29.5)
Forfeited (in shares)		(9.1)	(4.0)	(3.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		73.2	80.3	77.1
of which vested (in shares)		8.1	4.7	6.2
of which unvested (in shares)		65.1	75.6	70.9
Stock compensation plan | Share awards | Grant Date, February 2017 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 566
Method of Measuring Cost of Award		The number of share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the ten business days ended February 28, 2017. The fair value of each share award was CHF 15.42, the Group share price on the grant date. While share awards granted between January 1, 2014 and December 31, 2015 did not include the right to receive dividend equivalents, share awards granted after January 1, 2016 include the right to receive dividend equivalents, upon vesting.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 15.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	37.8
Stock compensation plan | Share awards | Grant Date, February 2017 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 565
Stock compensation plan | Share awards | Grant Date, January 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 549
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 18.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		28.8
Stock compensation plan | Share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 642
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 16.94
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			37.2
Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 24
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	13.5
Granted (in shares)		16.4
Settled (in shares)		(2.6)
Forfeited (in shares)		(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		13.5
of which vested (in shares)		1.0
of which unvested (in shares)		12.5
Stock compensation plan | Special awards and blocked shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		The Group's share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share, are subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
Stock compensation plan | Special awards and blocked shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		0 years
Stock compensation plan | Special awards and blocked shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Stock compensation plan | European Union and blocked share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In order to comply with Capital Requirements Directive IV requirements, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for six months to three years from the date of grant, depending on the location.
Stock compensation plan | European Union and blocked share awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		6 months
Stock compensation plan | European Union and blocked share awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Stock compensation plan | European Union and blocked share awards | Grant Date, February 2017 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	2.5
Stock compensation plan | European Union and blocked share awards | Grant Date, January 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 12
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		0.6
Stock compensation plan | European Union and blocked share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			1.6
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 855
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.
Total estimated unrecognized compensation expense		SFr 119
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 19.12	SFr 21.01	SFr 26.89	SFr 25.51
Weighted-average grant-date fair value - Granted (in CHF per share)		18.62	16.11	28.13
Weighted-average grant-date fair value - Settled (in CHF per share)		22.66	26.25	25.27
Weighted-average grant-date fair value - Forfeited (in CHF per share)		18.98	21.78	26.28
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 19.12	SFr 21.01	SFr 26.89
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	48.0	55.3	47.5	40.7
Granted (in shares)		21.3	32.1	24.0
Settled (in shares)		(26.3)	(23.0)	(15.8)
Forfeited (in shares)		(2.3)	(1.3)	(1.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		48.0	55.3	47.5
of which vested (in shares)		6.8	3.3	3.2
of which unvested (in shares)		41.2	52.0	44.3
Bank | Performance shares | Performance share awards | Grant Date, February 2017 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 448
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	29.5
Bank | Performance shares | Performance share awards | Grant Date, February 2017 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 443
Bank | Performance shares | Performance share awards | Grant Date, January 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 427
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		21.2
Bank | Performance shares | Performance share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 523
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			30.3
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award		Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Total estimated unrecognized compensation expense		SFr 441
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 18.78	SFr 21.56	SFr 28.63	SFr 30.07
Weighted-average grant-date fair value - Granted (in CHF per share)		17.59	16.49	27.60
Weighted-average grant-date fair value - Settled (in CHF per share)		22.68	29.02	30.41
Weighted-average grant-date fair value - Forfeited (in CHF per share)		21.88	24.03	32.24
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 18.78	SFr 21.56	SFr 28.63
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	70.7	78.9	76.5	72.2
Granted (in shares)		38.0	46.1	37.3
Settled (in shares)		(37.1)	(39.8)	(29.1)
Forfeited (in shares)		(9.1)	(3.9)	(3.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		70.7	78.9	76.5
of which vested (in shares)		8.1	4.7	6.1
of which unvested (in shares)		62.6	74.2	70.4
Bank | Stock compensation plan | Share awards | Grant Date, February 2017 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 562
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	37.5
Bank | Stock compensation plan | Share awards | Grant Date, February 2017 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 561
Bank | Stock compensation plan | Share awards | Grant Date, January 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 547
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		28.7
Bank | Stock compensation plan | Share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 636
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			36.9
Bank | Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 24
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	12.7
Granted (in shares)		15.5
Settled (in shares)		(2.5)
Forfeited (in shares)		(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		12.7
of which vested (in shares)		1.0
of which unvested (in shares)		11.7
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, February 2017 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	2.4
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, January 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 12
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		0.6
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			1.5